Cover	Aug. 11, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 11, 2020
Entity File Number	001-37363
Entity Registrant Name	Enviva Partners, LP
Entity Central Index Key	0001592057
Entity Tax Identification Number	46-4097730
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	7200 Wisconsin Ave
Entity Address, Address Line Two	Suite 1000
Entity Address, City or Town	Bethesda
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20814
City Area Code	301
Local Phone Number	657-5660
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Units
Trading Symbol	EVA
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true